Restructuring Costs, Net (Details Textual) (USD $)	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Land Building and Equipment [Member]	Dec. 31, 2012 Successor [Member] Integrated Software System [Member]	Dec. 31, 2012 Successor [Member] Certain Equipment [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Restructuring Costs, Net (Textual) [Abstract]
Severance costs	$ 2,400,000	$ 1,100,000
Impairment charge related to land, building and equipment			2,000,000
Estimated curtailment gain on pension plan	300,000
Other costs expected to be incurred related to restructuring	100,000
Distribution system software development costs				400,000
Asset impairments	2,236,000				200,000
Pension curtailment and settlement losses	1,300,000	200,000					600,000
Gain on sale of idle manufacturing facility	400,000
Gain on sale of property, plant and equipment	475,000						300,000
Costs incurred to maintain the land and buildings prior to the sale							300,000
Non-cash charge related to sale of interest in joint venture							$ 1,100,000
Sale of interest in joint venture							51.00%